Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash And Cash Equivalents
Cash at bank and in hand	$ 89,117	$ 87,762
Cash and cash equivalents	$ 89,117	$ 87,762	$ 112,267	$ 182,774